SUPPLEMENT DATED AUGUST 19, 2013

TO PROSPECTUS DATED MAY 1, 1995
FOR VARIABLE LIFE INSURANCE POLICY

ISSUED BY INDEPENDENCE LIFE AND ANNUITY COMPANY
INDEPENDENCE VARIABLE LIFE SEPARATE ACCOUNT

Effective August 2, 2013, Sun Life Financial Distributors, Inc. is the designated principal underwriter for the Policy.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.